Certain Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Certain Transactions (Details) [Line Items]
Description of contingent payments	The total contingent payments could amount to a maximum aggregate amount of up to €37 million. The payment will be settled through the issuance of ordinary shares.
Net gain	$ 39,136,000
Other current assets	$ 105,600,000
Investment rate	46.50%
Intangible asset	$ 27,400,000
Goodwill	49,300,000
Net assets	28,700,000
Equity investment	39,100,000	$ 67,800,000
Net of share loss	33,200,000	32,400,000
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	10,058,000
us-gaap_RestructuringCharges	5,114,000	4,200,000
us-gaap_RestructuringCharges_RND	4,373,000	2,700,000
us-gaap_RestructuringCharges_COGS	571,000	12,300,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	13.9
Long-term investments	$ 41.1	47,200,000
Related to Developed Technology [Member] | Minimum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets	5 years
Related to Developed Technology [Member] | Maximum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets	10 years
Marketable Equity Investment [Member]
Certain Transactions (Details) [Line Items]
Other current assets	$ 13,800,000	$ 11,500,000
Covestro | Minimum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets	7 years
Covestro | Maximum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets	10 years
MakerBot | Minimum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets	4 years
MakerBot | Maximum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets	13 years